Document and Entity Information	3 Months Ended
Mar. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Entity Registrant Name	Emerald Health Therapeutics Inc.
Entity Central Index Key	0001768225
Current Fiscal Year End Date	--12-31
Trading Symbol	emhtf
Entity Common Stock, Shares Outstanding	142,861,436